Long-Term Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Long-Term Loans [Abstract]
Fixed interest rate	6.50%
Fair market value	70.00%
Percentage on additional collateral fair market value bitcoins	80.00%
Long-term loans (in Dollars)	$ 35.0